Segment Reporting	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Segment Reporting	Segment Reporting
The operating segments through which the Company manages its operations are based on the internal reporting used by the Company’s Chief Operating Decision Maker (“CODM”) to assess performance and make decisions about resource allocation. The segments are organized based on products and services provided by the Company.
Until December 31, 2021 (therefore, before the Demerger occurred on January 1, 2022) CNH Industrial had five operating segments:
Agriculture designs, manufactures and distributes a full line of farm machinery and implements, including two-wheel and four-wheel drive tractors, crawler tractors (Quadtrac®), combines, cotton pickers, grape and sugar cane harvesters, hay and forage equipment, planting and seeding equipment, soil preparation and cultivation implements, and material handling equipment. Agricultural equipment is sold under the New Holland Agriculture and Case IH brands, as well as the STEYR, Kongskilde and Överum brands in Europe and the Miller brand, primarily in North America and Australia.
Construction designs, manufactures and distributes a full line of construction equipment including excavators, crawler dozers, graders, wheel loaders, backhoe loaders, skid steer loaders, and compact track loaders. Construction equipment is sold under the CASE Construction Equipment and New Holland Construction brands.
Commercial and Specialty Vehicles designs, manufactures and distributes a full range of light, medium, and heavy vehicles for the transportation and distribution of goods under the IVECO brand, city-buses, commuter buses under the IVECO BUS (previously Iveco Irisbus) and HEULIEZ BUS brands, quarry and mining equipment under the IVECO ASTRA brand, firefighting vehicles under the Magirus brand, and vehicles for civil defense and peace-keeping missions under the Iveco Defence Vehicles brand.
Powertrain designs, manufactures and distributes, under the FPT Industrial brand, a range of combustion engines, alternative propulsion systems, transmission systems and axles for on- and off-road applications, as well as for marine and power generation.
Financial Services, prior to the Demerger, offered a range of financial products and services to dealers and customers of both Off-Highway and On-Highway Industrial Activities segments. Financial Services provided and administered retail financing to customers for the purchase or lease of new and used vehicles and other equipment sold by CNH Industrial brand dealers. In addition, Financial Services provided wholesale financing to CNH Industrial brand dealers. Wholesale financing consists primarily of floor plan financing and allows the dealers to purchase and maintain a representative inventory of products. Financial Services also provided trade receivables factoring services to CNH Industrial companies.
Following the Demerger, the European operations of CNH Industrial Financial Services will be separated as follows: the receivable portfolios related to the captive activity of each group (CNH Industrial and Iveco Group), together with the related funding, will be attributed to each group, while the servicing of these separated portfolios will be performed by Iveco Group’s Financial Services segment. CNH Industrial will provide financial services to Iveco Group companies in the rest of the world.
The activities carried out by the four industrial segments Agriculture, Construction, Commercial and Specialty Vehicles, and Powertrain, as well as corporate functions, are collectively referred to as "Industrial Activities".
Revenues for each reported segment are those directly generated by or attributable to the segment as a result of its business activities and include revenues from transactions with third parties as well as those deriving from transactions with other segments, recognized at normal market prices. Segment expenses represent expenses deriving from each segment’s business activities both with third parties and other operating segments or which may otherwise be directly attributable to it. Expenses deriving from business activities with other segments are recognized at normal market prices.
With reference to Industrial Activities' segments, the CODM assesses segment performance and makes decisions about resource allocation based upon Adjusted EBIT. The Company believes Adjusted EBIT more fully reflects Industrial Activities segments' profitability. Adjusted EBIT of Industrial Activities is defined as net income (loss) before income taxes, Financial Services' results, Industrial Activities’ interest expenses (net), foreign exchange gains/losses, finance and non-service component of pension and other post-employment benefit costs, restructuring expenses, and certain non-recurring items. In particular, non-recurring items are specifically disclosed items that management considers rare or discrete events that are infrequent in nature and not reflective of on-going operational activities.
With reference to Financial Services, the CODM assesses the performance of the segment and makes decisions about resource allocation on the basis of net income prepared in accordance with U.S. GAAP.
The following table includes the reconciliation of Adjusted EBIT for Industrial Activities to net income, the most comparable U.S. GAAP financial measure, for the years ended December 31, 2021, 2020, and 2019.

	Years Ended December 31,
	2021	2020	2019
	(in millions)
Agriculture	$1,810	$880	$897
Construction	90	(184)	51
Commercial and Specialty Vehicles	282	(109)	224
Powertrain	256	233	363
Unallocated items, eliminations, and other	(324)	(268)	(145)
Total Adjusted EBIT of Industrial Activities	2,114	552	1,390
Financial Services Net Income	420	249	361
Financial Services Income Taxes	125	83	120
Interest expense of Industrial Activities, net of interest income and eliminations	(235)	(244)	(282)
Foreign exchange (gains) losses, net of Industrial Activities	(51)	(45)	(56)
Finance and non-service component of Pension and other post-employment benefit costs of Industrial Activities(1)	141	(14)	(58)
Restructuring expenses of Industrial Activities	(74)	(49)	(105)
Goodwill impairment charge	—	(585)	—
Other discrete items of Industrial Activities(2)	(200)	(569)	(187)
Nikola investment fair value adjustment	(138)	134	—
Income (loss) before taxes	2,102	(488)	1,183
Income tax benefit (expense)	(342)	50	271
Net Income (loss)	$1,760	$(438)	$1,454
(1) In the years ended December 31, 2021, 2020, and 2019 this item includes the pre-tax gain of $119 million as a result of the amortization over approximately 4.5 years of the $527 million positive impact from 2018 modification of a healthcare plan in the U.S. occurred in the fourth quarter. In the year ended December 31, 2021, this item also includes a pre-tax gain of $5 million as a result of the amortization over 4 years of the $101 million positive impact from 2021 modifications of a healthcare plan in the U.S. which occurred in the fourth quarter of 2021. In the years ended December 31, 2020 and 2019, this item also included a pre-tax non-cash settlement charge of $124 million and $112 million, respectively, resulting from the purchase of annuity contracts to settle a portion of the outstanding U.S. pension obligations.
(2) In the year ended December 31, 2021, this item includes the pre- and after-tax gain of $42 million from the sale of the 30.1% interest in Naveco, as well as the positive impact of $13 million from the sale of investments by a joint venture accounted for under the equity method. This item also includes $187 million separation and transaction costs in connection with spin-off of the Iveco Group Business (the Demerger), a charge of $57 million for transaction costs related to the acquisition of Raven Industries, Inc., as well as a gain of $12 million for a fair value adjustment of Monarch Tractor investment and a loss of $25 million due to the valuation at their recoverable amount of certain assets held for sale. In the year ended December 31, 2020, this item mainly includes impairment of intangible and other long-lived assets, asset optimization charges, and the negative impact from the costs recognized by a Chinese joint venture, accounted for under the equity method, for valuation allowances against deferred tax assets and restructuring actions. In the year ended December 31, 2019, this item mainly included other asset optimization charges for $165 million.
The following table provides key segment information for the Financial Services segment:

	Years Ended December 31,
	2021	2020	2019
	(in millions)
Financial Services Net Income	$420	$249	$361
Financial Services Interest Revenue (1)	$1,079	$1,123	$1,248
Financial Services Interest Expense	$425	$510	$597
(1) This amount excludes interest included in operating leases rentals.

There are no segment assets reported to the CODM for assessing performance and allocating resources. However, the CODM reviews expenditures for long-lived assets by operating segment, therefore, this information is presented below as well.
A summary of additional operating segment information as of and for the years ended December 31, 2021, 2020, and 2019 is as follows:

	Years Ended December 31,
	2021	2020	2019
	(in millions)
Revenues:
Agriculture	$14,721	$10,923	$10,959
Construction	3,081	2,170	2,768
Commercial and Specialty Vehicles	12,160	9,421	10,439
Powertrain	4,419	3,629	4,117
Eliminations and other	(2,759)	(1,858)	(2,134)
Net sales of Industrial Activities	31,622	24,285	26,149
Financial Services	1,870	1,823	2,011
Eliminations and other	(64)	(76)	(81)
Total Revenues	$33,428	$26,032	$28,079
Depreciation and Amortization (*):
Agriculture	$254	$248	$281
Construction	38	46	55
Commercial and Specialty Vehicles	196	211	195
Powertrain	119	120	124
Other activities and adjustments	1	2	2
Depreciation and amortization of Industrial Activities	608	627	657
Financial Services	3	3	3
Depreciation and amortization	$611	$630	$660
Expenditures for long-lived assets (**):
Agriculture	$307	$185	$232
Construction	53	42	46
Commercial and Specialty Vehicles	218	160	258
Powertrain	128	92	96
Other activities	—	2	1
Expenditures for long-lived assets of Industrial Activities	706	481	633
Financial Services	8	3	4
Expenditures for long-lived assets	$714	$484	$637

(*) Excluding assets sold with buy-back commitments and equipment on operating leases
(**) Excluding assets sold with buy-back commitments, equipment on operating leases and right of use assets
Geographic Information
CNH Industrial has its principal office in London, England, U.K. Revenues earned in the U.K. from external customers were $1,033 million, $777 million, and $888 million for the years ended December 31, 2021, 2020, and 2019, respectively. Revenues earned in the rest of the world from external customers were $32,395 million, $25,255 million, and $27,191 million for the years ended December 31, 2021, 2020, and 2019, respectively. The following highlights revenues earned from external customers in the rest of the world by destination:

	2021	2020	2019
	(in millions)
United States	$6,600	$5,191	$5,610
Italy	3,261	2,673	3,253
France	3,344	2,840	3,030
Brazil	3,164	1,937	2,105
Germany	2,148	1,765	1,875
Canada	1,373	941	1,087
Australia	1,074	824	739
Spain	1,036	751	987
Argentina	791	522	509
Poland	845	576	604
Other	8,759	7,235	7,392
Total Revenues from external customers in the rest of world	$32,395	$25,255	$27,191
Total long-lived tangible and intangible assets located in the U.K. were $168 million and $151 million at December 31, 2021 and 2020, respectively, and the total of such assets located in the rest of the world totaled $10,970 million and $9,446 million at December 31, 2021 and 2020, respectively. The following highlights long-lived tangible and intangible assets by geography in the rest of the world:

	At December 31,
	2021	2020
	(in millions)
United States	$5,807	$4,110
Italy	1,503	1,444
France	685	738
Germany	587	601
Spain	615	717
Canada	568	149
Brazil	203	217
China	141	571
Other	861	899
Total Long-lived assets in the rest of the world	$10,970	$9,446
In 2021, 2020, and 2019, no single external customer of CNH Industrial accounted for 10 percent or more of consolidated revenues.